Earnings (Loss) Per Common Share from Continuing Operations	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share from Continuing Operations [Text Block]
Note 7 – Earnings (Loss) Per Common Share from Continuing Operations

	Year Ended December 31,
	2021	2020	2019
	(Dollars in millions, except per-share amounts; shares in thousands)
Income (loss) from continuing operations available to common stockholders	$1,514	$208	$862
Basic weighted-average shares	1,215,221	1,213,631	1,212,037
Effect of dilutive securities:
Nonvested restricted stock units	2,973	1,531	1,811
Stock options	21	3	163
Diluted weighted-average shares	1,218,215	1,215,165	1,214,011
Earnings (loss) per common share from continuing operations:
Basic	$1.25	$.17	$.71
Diluted	$1.24	$.17	$.71